Cover	May 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2024
Entity File Number	001-36199
Entity Registrant Name	PULMATRIX, INC.
Entity Central Index Key	0001574235
Entity Tax Identification Number	46-1821392
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	36 Crosby Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	357-2333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PULM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false